Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Subsidiaries [abstract]
Summary of major subsidiaries

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non- controlling interests %	Principal activities
Shanghai Petrochemical Investment Development Company Limited	RMB 1,000,000	100.00	100.00	—	Investment management
China Jinshan Associated Trading Corporation	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited	USD 9,154	—	74.25	25.75	Production of Polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited	USD 50,000	—	60.00	40.00	Production of polyethylene products
Zhejiang Jin Yong Acrylic Fibre Company Limited	RMB 250,000	75.00	75.00	25.00	Production of acrylic fibre products
Shanghai Golden Conti Petrochemical Company Limited	RMB 545,776	—	100.00	—	Production of petrochemical products
Shanghai Jinshan Trading Corporation	RMB 100,000	—	67.33	32.67	Import and export of petrochemical products